JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

December 2, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Asia Pacific Focus Fund

JPMorgan Ex-G4 Currency Strategies Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan Total Emerging Markets Fund

(each, a “Fund”, and collectively, the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 195 (Amendment No. 196 under the Investment Company Act of 1940) filed electronically on November 29, 2011.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald
John T. Fitzgerald
Assistant Secretary

cc:	Vincent J. Di Stefano